UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21432

REAVES UTILITY INCOME FUND

(Exact name of Registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Karen S. Gilomen, Esq.

Reaves Utility Income Fund

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: November 1, 2018 – January 31, 2019

Item 1. Schedule of Investments.

REAVES UTILITY INCOME FUND
STATEMENT OF INVESTMENTS
January 31, 2019 (Unaudited)

	SHARES	VALUE
COMMON STOCKS 124.77%
Airlines 1.82%
Delta Air Lines, Inc.(1)	575,000	$28,422,250

Diversified Telecommunication Services 18.18%
AT&T, Inc.	973,234	29,255,414
BCE, Inc.(1)	1,900,000	82,650,000
CenturyLink, Inc.(1)	3,300,000	50,556,000
TELUS Corp.	420,000	14,710,207
Verizon Communications, Inc.(1)	1,837,599	101,178,201
Zayo Group Holdings, Inc.(2)	185,000	5,078,250
		283,428,072

Electric Utilities 20.44%
Edison International(1)	344,000	19,597,680
Evergy, Inc.	60,000	3,439,200
Eversource Energy(1)	620,000	43,034,200
Fortis, Inc.(1)	1,390,000	49,591,560
NextEra Energy, Inc.(1)	479,000	85,731,420
Pinnacle West Capital Corp.(1)	350,000	30,842,000
PPL Corp.(1)	1,471,856	46,098,530
The Southern Co.	830,000	40,338,000
		318,672,590

Food Products 0.83%
Kraft Heinz Co.	270,000	12,976,200

Gas Utilities 1.71%
Atmos Energy Corp.	171,500	16,743,545
South Jersey Industries, Inc.	335,100	9,979,278
		26,722,823

Independent Power and Renewable Electricity Producers 2.52%
NextEra Energy Partners LP(1)	975,000	39,156,000
NRG Energy, Inc.	5,000	204,550
		39,360,550

Internet Software & Services 0.55%
Alphabet, Inc., Class C(2)	7,700	8,596,049

Media 13.11%
Altice USA, Inc., Class A(1)	3,700,000	72,668,000
Charter Communications, Inc., Class A(1)(2)(3)	212,000	70,182,600

	SHARES	VALUE
Media (continued)
Comcast Corp., Class A(1)	1,640,000	$59,974,800
Liberty Global PLC(2)	67,500	1,647,000
		204,472,400

Multi-Utilities 29.59%
CMS Energy Corp.(1)	571,000	29,771,940
Dominion Energy, Inc.(1)	1,320,000	92,716,800
DTE Energy Co.(1)	1,050,000	123,637,500
Infraestructura Energetica Nova SAB de CV	590,000	2,314,058
National Grid PLC, Sponsored ADR	1	55
NiSource, Inc.	782,000	21,332,960
Public Service Enterprise Group, Inc.	550,000	30,002,500
Sempra Energy(1)	840,000	98,263,200
WEC Energy Group, Inc.(1)	868,700	63,441,161
		461,480,174

Oil, Gas & Consumable Fuels 19.03%
BP PLC	725,000	4,945,687
BP PLC, Sponsored ADR	750,000	30,840,000
EOG Resources, Inc.	80,000	7,936,000
Exxon Mobil Corp.	450,000	32,976,000
Marathon Petroleum Corp.	100,000	6,626,000
Occidental Petroleum Corp.	275,000	18,364,500
ONEOK, Inc.(1)	1,100,000	70,631,000
Royal Dutch Shell PLC:
Class A	300,000	9,294,004
Class A, Sponsored ADR(1)	1,300,000	80,249,000
Williams Cos., Inc.(1)	1,292,000	34,793,560
		296,655,751

Real Estate Investment Trusts (REITS) 5.87%
Annaly Capital Management, Inc.(1)	2,800,000	29,232,000
Crown Castle International Corp.(1)	360,000	42,141,600
Equinix, Inc.	51,000	20,094,000
		91,467,600

Road & Rail 4.88%
Union Pacific Corp.(1)	478,000	76,035,460

Transportation Infrastructure 0.12%
Atlantia SpA	80,000	1,889,965

Water Utilities 3.33%
American Water Works Co., Inc.(1)	542,000	51,853,140

	SHARES	VALUE
Wireless Telecommunication Services 2.79%
T-Mobile US, Inc.(1)(2)	625,000	$43,512,500

TOTAL COMMON STOCKS
(Cost $1,594,538,537)		1,945,545,524

LIMITED PARTNERSHIPS 2.72%
Oil, Gas & Consumable Fuels 2.72%
Bastion Energy LLC (Anglo Dutch)(4)(5)		965,115
Enterprise Products Partners LP(1)	1,370,000	37,907,900
Talara Opportunities II, LP(2)(4)(5)(6)		3,591,000
		42,464,015

TOTAL LIMITED PARTNERSHIPS
(Cost $32,192,946)		42,464,015

	BOND RATING MOODY/S&P	PRINCIPAL AMOUNT	VALUE
CORPORATE BONDS 0.08%
Diversified Telecommunication Services 0.08%
Frontier Communications Corp., 7.125%, 01/15/2023	Caa1/CCC+	$2,000,000	1,200,000

TOTAL CORPORATE BONDS
(Cost $1,933,465)			1,200,000

		SHARES	VALUE
MONEY MARKET FUNDS 1.19%
Federated Treasury Obligations Money Market Fund, 2.266% (7-Day Yield)		18,587,699	18,587,699

TOTAL MONEY MARKET FUNDS
(Cost $18,587,699)			18,587,699

TOTAL INVESTMENTS - 128.76%
(Cost $1,647,252,647)			$2,007,797,238

LEVERAGE FACILITY - (28.54%)			(445,000,000)

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.22%)			(3,454,911)

NET ASSETS - 100.00%			$1,559,342,327

(1)	Pledged security; a portion or all of the security is pledged as collateral for borrowings as of January 31, 2019. (See Note 2)
(2)	Non-Income Producing Security.
(3)	This security is marked to cover the unfunded commitment. (See Note 1)
(4)	Restricted security. Investment represents a non-public partnership interest and is not unitized. (See Note 3)
(5)	Security fair valued by management, pursuant to procedures approved by the Board of Trustees, using significant unobservable inputs. (See Note 1)
(6)	Represents funded portion of total outstanding commitments. See Note 1 for information on any unfunded commitments.

Common Abbreviations:
ADR - American Depositary Receipt
Co. - Company
Corp. - Corporation
Cos. - Companies
Inc. - Incorporated
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
SAB de CV - A variable rate company
SpA - Societa per Azione

See Notes to Quarterly Statement of Investments

Notes to Quarterly Statement of Investments

January 31, 2019 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Reaves Utility Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end management investment company. The Fund was organized under the laws of the state of Delaware by an Agreement and Declaration of Trust dated September 15, 2003. The Fund’s investment objective is to provide a high level of after-tax income and total return consisting primarily of tax-advantaged dividend income and capital appreciation. The Fund is a diversified investment company for purpose of the 1940 Act. The Agreement and Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest. The Fund’s common shares are listed on the NYSE American LLC (the “Exchange”) and trade under the ticker symbol “UTG.”

The Fund may have elements of risk, including the risk of loss of equity. There is no assurance that the investment process will consistently lead to successful results. An investment concentrated in sectors and industries may involve greater risk and volatility than a more diversified investment.

The Fund invests a significant portion of its total assets in securities of utility companies, which may include companies in the electric, gas, water, and telecommunications sectors, as well as other companies engaged in other infrastructure operations. This may make the Fund particularly susceptible to adverse economic, political or regulatory occurrences affecting those sectors. As concentration of the Fund’s investments in a sector increases, so does the potential for fluctuation in the net asset value of common shares.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Statement of Investments. The preparation of the Statement of Investments is in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The net asset value per common share (“NAV”) of the Fund is determined no less frequently than daily, on each day that the Exchange is open for trading, as of the close of regular trading on the Exchange (normally, 4:00 p.m. New York time). The NAV is determined by dividing the value of the Fund’s total assets less its liabilities by the number of shares outstanding.

The Board of Trustees (the “Board”) has established the following procedures for valuation of the Fund’s asset values under normal market conditions. For domestic equity securities, foreign equity securities and funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of a domestic and foreign equity security not traded on an exchange, or if such closing prices are not otherwise available, the mean of the closing bid and ask price will be used. The fair value for debt obligations is generally the evaluated mean price supplied by the Fund’s primary and/or secondary independent third-party pricing service, approved by the Board. An evaluated mean is considered to be a daily fair valuation price which may use a matrix, formula or other objective method that takes into consideration various factors, including, but not limited to: structured product markets, fixed income markets, interest rate movements, new issue information, trading, cash flows, yields, spreads, credit quality and other pertinent information as determined by the pricing services evaluators and methodologists. If the Fund’s primary and/or secondary independent third-party pricing services are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more broker-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values.

Securities, for which market quotations or valuations are not available, are valued at fair value in good faith by or at the direction of the Board. When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more non-affiliated independent broker quotes for the sale price of the portfolio security; and other relevant factors.

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has ability to access at the measurement date;

Level 2 –

Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the Fund’s investments in the fair value hierarchy as of January 31, 2019:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,945,545,524	$–	$–	$1,945,545,524
Limited Partnerships	37,907,000	–	4,556,115	42,464,015
Corporate Bonds	–	1,200,000	–	1,200,000
Money Market Funds	18,587,699	–	–	18,587,699
Total	$2,002,041,123	$1,200,000	$4,556,115	$2,007,797,238

*	See Statement of Investments for industry classifications.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of October 31, 2018	Return of Capital	Realized Gain/(Loss)	Change in Unrealized appreciation/ depreciation	Purchases	Sales Proceeds	Transfer in and/or (out) of Level 3	1/31/2019	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at 1/31/2019
Limited Partnerships	$5,845,732	$-	$-	$(1,289,617)	$-	$-	$-	$4,556,115	$(1,289,617)
Total	$5,845,732	$-	$-	$(1,289,617)	$-	$-	$-	$4,556,115	$(1,289,617)

The table below provides additional information about the Level 3 fair value measurements as of January 31, 2019:

Investment Type	Fair Value as of 7/31/2018	Valuation Technique*	Unobservable Input**	Amount
			Discount Rate	12.5%
			Decline Rate	25%
Limited Partnership	$965,115	Discounted Cash Flow	Discount for Lack of Marketability	15%
Limited Partnership	3,591,000	Market Multiple Approach	Commodity Price Multiple	0.8862x
Total	$4,556,115

*	The fair valuation procedures used to value the Level 3 investments are in accordance with the Fund's Board-approved fair valuation policies.
**	A change in the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Discount Rate	Decrease	Increase
Decline Rate	Decrease	Increase
Discount for Lack of Marketability	Decrease	Increase
Commodity Price Multiple	Increase	Decrease

Commitments for Contingencies: As of January 31, 2019, the Fund has an unfunded capital commitment of $948,064 representing an agreement which obligates the Fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined. The unfunded commitment is fair valued by management.

Foreign Securities: The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day the Exchange is open into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the New York Stock Exchange (normally, 4:00 p.m. New York time). The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Investment Transactions: Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of securities are determined using the first-in first-out basis for both financial reporting and income tax purposes.

2. BORROWINGS

On December 8, 2016, the Fund entered into a Credit Agreement with Pershing LLC. Under the terms of the Credit Agreement, the Fund was allowed to borrow up to $330,000,000. Interest was charged at a rate of the one month LIBOR (London Interbank Offered Rate) plus 1.10%. Borrowings under the Credit Agreement are secured by assets of the Fund that are held by the Fund’s custodian in a separate account (the “pledged collateral”). Borrowing commenced under the terms of the Credit Agreement on December 13, 2016. Effective January 2, 2018, the Credit Agreement with Pershing LLC, was amended to allow the Fund to increase the amount allowed to be borrowed up to $455,000,000, at an interest rate of one month LIBOR plus 1.00%.

As of January 31, 2019, the amount of outstanding borrowings was $445,000,000, the interest rate was 3.51% and the amount of pledged collateral was $745,164,667.

3. RESTRICTED SECURITIES

As of January 31, 2019, investments in securities included issues that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value.

Restricted securities as of January 31, 2019 were as follows:

				Value
				as Percentage
Description	Acquisition Date (s)	Cost	Value	of Net Assets
Bastion Energy LLC (Anglo Dutch)	7/30/2015	$-	$965,115	0.06%
Talara Opportunities II, LP	8/30/2013 - 7/24/2015	4,051,936	3,591,000	0.23%
TOTAL		$4,051,936	$4,556,115	0.29%

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) within 90 days of the filing date of this report and have concluded that the Registrant’s disclosure controls and procedures were effective as of that date.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the 1940 Act, are attached as Exhibit 99.Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

REAVES UTILITY INCOME FUND

By:	/s/ Jeremy O. May
Jeremy O. May
President (principal executive officer)

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (principal executive officer)

Date:	March 29, 2019

By:	/s/ Jill A. Kerschen
Jill A. Kerschen
Treasurer (principal financial officer)

Date:	March 29, 2019